Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2017
Long-Term Debt [Abstract]
Long-Term Debt
The amounts in the accompanying consolidated balance sheets are analyzed as follows:

	December 31, 2017	December 31, 2016
Secured loan facilities	196,450	210,130
Less: Deferred financing costs	(1,429)	(1,332)
Total	195,021	208,798
Less - current portion	(19,216)	(10,301)
Long-term portion	175,805	198,497

Maturities of Long-Term Debt	The annual principal payments required to be made after December 31, 2017, are as follows:
Year ended December 31,	Amount
2018	19,578
2019	48,881
2020	77,046
2021	26,025
2022	24,920
Total	196,450